Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h) (4)	Adjusted EPS (i) (5)
					Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)
2023	$19,281,779	$38,382,596	$6,962,401	$11,841,924	$166.24	$151.33	$2,388,800,000	$9.57
2022	12,749,910	(19,713,828)	3,452,393	(760,145)	125.26	133.55	2,020,100,000	7.92
2021	15,843,760	48,088,376	3,618,848	8,939,692	184.10	171.96	1,864,400,000	7.32
2020	15,323,284	34,290,383	4,096,941	8,156,681	127.05	119.46	2,030,400,000	7.36

1
John G. Morikis served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021, and 2020. Our non-PEO
NEOs included: (a) for 2023 and 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (c) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

2
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total for PEO (column (b))	$19,281,779	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-	-0-

- SCT “Stock Awards” column value	7,829,325	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,725,225	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	28,153,093	9,783,283	24,320,152	19,235,117

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	4,729,453	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-	-0-

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(1,227,179)	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-	-0-

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	-0-	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-	-0-

Compensation Actually Paid to PEO (column (c))	$38,382,596	$(19,713,828)	$48,088,376	$34,290,383

Average for Non-PEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$6,962,401	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-	-0-

- SCT “Stock Awards” column value	3,044,738	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	1,589,850	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	8,616,321	2,000,614	4,500,593	4,146,248

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,066,986	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-	-0-

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(169,196)	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-	-0-

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	-0-	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-	-0-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$11,841,924	$(760,145)	$8,939,692	$8,156,681

3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2023, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the “Peer Group”).

4	Net income is rounded to the nearest hundred thousand.

5	Adjusted EPS is calculated as described in Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
1
John G. Morikis served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021, and 2020. Our non-PEO
NEOs included: (a) for 2023 and 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (c) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

Peer Group Issuers, Footnote
3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2023, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the “Peer Group”).

PEO Total Compensation Amount	$ 19,281,779	$ 12,749,910	$ 15,843,760	$ 15,323,284
PEO Actually Paid Compensation Amount	$ 38,382,596	(19,713,828)	48,088,376	34,290,383
Adjustment To PEO Compensation, Footnote
2
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total for PEO (column (b))	$19,281,779	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-	-0-

- SCT “Stock Awards” column value	7,829,325	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,725,225	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	28,153,093	9,783,283	24,320,152	19,235,117

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	4,729,453	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-	-0-

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(1,227,179)	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-	-0-

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	-0-	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-	-0-

Compensation Actually Paid to PEO (column (c))	$38,382,596	$(19,713,828)	$48,088,376	$34,290,383

Non-PEO NEO Average Total Compensation Amount	$ 6,962,401	3,452,393	3,618,848	4,096,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,841,924	(760,145)	8,939,692	8,156,681
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$6,962,401	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-	-0-

- SCT “Stock Awards” column value	3,044,738	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	1,589,850	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	8,616,321	2,000,614	4,500,593	4,146,248

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,066,986	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-	-0-

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(169,196)	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-	-0-

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	-0-	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-	-0-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$11,841,924	$(760,145)	$8,939,692	$8,156,681

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Relationship Descriptions
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2023, 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO
NEOs and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Pay Versus Performance Relationship Descriptions
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2023, 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO
NEOs and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance.

Morikis, Mistysyn, Petz	Binns	Jorgenrud

Net Sales	PSG Sales	PCG Sales

Adjusted EPS	PSG PBT	PCG PBT

Adjusted FCF	PSG RONAE	PCG RONAE

Adjusted RONAE	Adjusted EPS	Adjusted EPS

	Adjusted RONAE	Adjusted RONAE

Total Shareholder Return Amount	$ 166.24	125.26	184.1	127.05
Peer Group Total Shareholder Return Amount	151.33	133.55	171.96	119.46
Net Income (Loss)	$ 2,388,800,000	$ 2,020,100,000	$ 1,864,400,000	$ 2,030,400,000
Company Selected Measure Amount	9.57	7.92	7.32	7.36
PEO Name	John G. Morikis
Morikis [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Morikis [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Morikis [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted FCF
Morikis [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	Adjusted RONAE
Mistysyn [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Mistysyn [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Mistysyn [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted FCF
Mistysyn [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	Adjusted RONAE
Petz [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Petz [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Petz [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted FCF
Petz [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	Adjusted RONAE
Binns [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	PSG Sales
Binns [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Binns [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	PSG PBT
Binns [Member] | Measure:: 8
Pay vs Performance Disclosure
Name	PSG RONAE
Binns [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	Adjusted RONAE
Jorgenrud [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	PCG Sales
Jorgenrud [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Jorgenrud [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	PCG PBT
Jorgenrud [Member] | Measure:: 9
Pay vs Performance Disclosure
Name	PCG RONAE
Jorgenrud [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	Adjusted RONAE
PEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | SCT "Stock Awards" column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,829,325	5,357,573	5,895,615	5,742,396
PEO | SCT "Option Awards" column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,725,225	4,248,445	4,496,806	3,904,509
PEO | Year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,153,093	9,783,283	24,320,152	19,235,117
PEO | Change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,729,453	(20,046,896)	17,756,334	7,552,919
PEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,227,179)	(12,594,107)	560,551	1,825,968
PEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | SCT "Stock Awards" column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,044,738	1,083,784	1,074,291	1,239,836
Non-PEO NEO | SCT "Option Awards" column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,850	877,473	865,948	837,232
Non-PEO NEO | Year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,616,321	2,000,614	4,500,593	4,146,248
Non-PEO NEO | Change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,066,986	(2,812,473)	2,596,782	1,556,400
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,196)	(1,439,422)	163,708	434,160
Non-PEO NEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0